UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St, Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright St., Suite 2, Omaha, NE 68130

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:   10/31/12

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

OCTOBER 31, 2012

EAS ALTERNATIVES FUND

CLASS A SHARES  (EASAX)

CLASS C SHARES  (EASYX)

CLASS I SHARES  (EASIX)

EAS TRADEMARK CAPITAL GLOBAL FUND

CLASS A SHARES  (EGCAX)

CLASS C SHARES  (EGCEX)

CLASS I SHARES  (EGCSX)

1-877-EAS-0757

(1-877-327-0757)

www.EASfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

EAS Alternatives Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2012

The Fund's performance figures* for the six months ended October 31, 2012, as compared to its benchmark:
	Six Months	Annualized Since Inception**

EAS Alternatives Fund - Class A	(0.70)%	(0.51)%
EAS Alternatives Fund - Class A with load	(6.15)%	(1.83)%
EAS Alternatives Fund - Class C	(1.07)%	(1.17)%
EAS Alternatives Fund - Class I	(0.58)%	(0.28)%
S&P 500 Total Return Index ***	2.16%	4.40%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than one year are annualized. For performance information current to the most recent month-end, please call 1-877-327-0757.

** Inception date is August 14, 2008.

*** The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Ten Holdings by Asset Class	% of Net Assets
Debt Funds	48.98%
Equity Funds	23.84%
Asset Allocation Funds	23.76%
Other, Cash & Cash Equivalents	3.42%
	100.00%

EAS Trademark Capital Global Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2012

The Fund's performance figures* for the six months ended October 31, 2012, as compared to its benchmark:
	Six Months	Annualized Since Inception**

EAS Trademark Capital Global Fund - Class A	(2.93)%	(3.28)%
EAS Trademark Capital Global Fund - Class A with load	(8.31)%	(5.78)%
EAS Trademark Capital Global Fund - Class C	(3.34)%	(3.43)%
EAS Trademark Capital Global Fund - Class I	(2.82)%	(3.12)%
MSCI World Index ***	1.77%	11.37%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than one year are annualized. For performance information current to the most recent month-end, please call 1-877-327-0757.

** Inception date is August 31, 2010.

*** The MSCI World Index is an unmanaged Index.  Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Ten Holdings by Asset Class	% of Net Assets
Equity Funds	40.20%
Debt Funds	24.70%
Computers	3.30%
Retail	2.20%
Banks	2.15%
REITS	1.98%
Home Builders	1.82%
Chemicals	1.56%
Food	1.53%
Electric	1.46%
Other, Cash & Cash Equivalents	19.10%
	100.00%

EAS Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2012

Shares		Value
	OPEN-ENDED MUTUAL FUNDS - 96.58%
	ASSET ALLOCATION FUNDS - 23.76%
78,495	FPA Crescent Fund	$ 2,235,527
196,679	Gabelli Enterprise Mergers and Acquisitions Fund	2,244,114
		4,479,641
	DEBT FUNDS - 48.98%
201,693	DoubleLine Total Return Bond Fund	2,293,249
96,858	Forward Select Income Fund	2,366,232
148,020	Payden Emerging Markets Bond Fund	2,292,823
311,554	Payden High Income Fund	2,283,691
		9,235,995
	EQUITY FUNDS - 23.84%
205,727	SteelPath MLP Select 40 Fund	2,244,484
165,545	Wasatch Long/Short Fund	2,251,412
		4,495,896

	TOTAL OPEN-ENDED MUTUAL FUNDS (Cost - $17,691,842)	18,211,532

	SHORT-TERM INVESTMENTS - 3.25%
	MONEY MARKET FUND - 3.25%
613,099	BlackRock Liquidity Funds T-Fund Portfolio - 0.03% *	613,099
	TOTAL SHORT-TERM INVESTMENTS (Cost - $613,099)

	TOTAL INVESTMENTS - 99.83% (Cost - $18,304,941) (a)	$ 18,824,631
	OTHER ASSETS LESS LIABILITIES - 0.17%	32,431
	NET ASSETS - 100.0%	$ 18,857,062

*	Money market fund; interest rate reflects seven-day effective yield on October 31, 2012.
(a)	Represents cost for financial reporting purposes. The cost for federal income tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 577,267
	Unrealized depreciation:	(57,576)
	Net unrealized appreciation:	$ 519,691

See accompanying notes to financial statements

EAS Trademark Capital Global Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2012
Shares		Value
	COMMON STOCK - 31.61%
	APPAREL - 0.72%
620	Ralph Lauren Corp.	$ 95,288

	AUTO PARTS & EQUIPMENT - 0.68%
5274	Superior Industries International, Inc.	90,133

	BANKS - 2.15%
5,608	Cathay General Bancorp	99,206
2,094	Texas Capital Bancshares, Inc. *	99,402
1,890	UMB Financial Corp.	84,162
		282,770
	BIOTECHNOLOGY - 0.61%
888	Alexion Pharmaceuticals, Inc. *	80,257

	BUILDING MATERIALS - 0.78%
2,661	Universal Forest Products, Inc.	102,448

	CHEMICALS - 1.56%
5,758	PolyOne Corp.	108,999
1,006	Stepan Co.	96,375
		205,374
	COMMERCIAL SERVICES - 1.33%
2,991	Heartland Payment Systems, Inc.	78,005
3,758	Quanta Services, Inc. *	97,445
		175,450
	COMPUTERS - 3.30%
148	Apple, Inc.	88,075
7,330	Cadence Design Systems, Inc. *	92,798
2,760	Diebold, Inc.	82,110
3,104	Synaptics, Inc. *	71,889
5,816	Virtusa Corp. *	99,803
		434,675
	COSMETICS/PERSONAL CARE - 0.72%
1,378	Procter & Gamble Co.	95,413

	DISTRIBUTION/WHOLESALE - 0.68%
5,872	Ingram Micro, Inc. *	89,254

	DIVERSIFIED FINANCIAL SERVICES - 0.76%
529	BlackRock, Inc. - Cl. A	100,341

	ELECTRIC - 1.46%
1,329	NextEra Energy, Inc.	93,110
4,492	PNM Resources, Inc.	99,543
		192,653
	ELECTRONICS - 1.24%
4,102	Jabil Circuit, Inc.	71,129
1,960	Trimble Navigation Ltd. *	92,473
		163,602
	FOOD - 1.53%
1,693	Hain Celestial Group, Inc. *	97,855
1,441	Ralcorp Holdings, Inc. *	104,026
		201,881

See accompanying notes to financial statements

EAS Trademark Capital Global Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2012
Shares		Value
	HEALTHCARE SERVICES - 0.66%
2,277	Centene Corp. *	$ 86,480

	HOME BUILDERS - 1.82%
5,114	M/I Homes, Inc. *	113,786
7,255	PulteGroup, Inc. *	125,802
		239,588
	INSURANCE - 0.85%
4,927	First American Financial Corp.	112,089

	INTERNET 0.65%
2,066	Liquidity Services, Inc. *	85,181

	MISCELLANEOUS MANUFACTURING - 0.87%
2,905	AZZ, Inc.	114,573

	OIL & GAS - 1.37%
3,248	Approach Resources, Inc. *	79,998
3,352	Marathon Oil Corp.	100,761
		180,759
	PHARMACEUTICALS - 0.70%
1,401	Abbott Laboratories	91,794

	REITS - 1.98%
1,963	Kilroy Realty Corp.	87,177
1,379	PS Business Parks, Inc.	88,435
1,135	SL Green Realty Corp.	85,465
		261,077
	RETAIL - 2.20%
1,747	Home Depot, Inc.	107,231
9,342	Hot Topic, Inc.	80,341
1,969	Signet Jewelers Ltd.	101,915
		289,487
	SEMICONDUCTORS - 0.79%
12,171	Exar Corp. *	104,062

	SOFTWARE - 0.78%
5,645	Acxiom Corp. *	103,021

	TEXTILES - 1.43%
2,264	Cintas Corp.	94,658
2,917	G&K Services, Inc.	94,073
		188,731

	TOTAL COMMON STOCK (Cost - $4,058,193)	4,166,381

	EXCHANGE TRADED FUNDS - 64.91%
	DEBT FUND - 24.70%
15,000	iShares Barclays 20+ Year Treasury Bond Fund	1,850,400
11,559	iShares JPMorgan USD Emerging Markets Bond Fund	1,405,690
		3,256,090

See accompanying notes to financial statements

EAS Trademark Capital Global Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2012
Shares		Value
	EQUITY FUND - 40.20%
8,800	Guggenheim Russell Top 50 Mega Cap ETF	$ 916,080
10,769	iShares MSCI Mexico Investable Market Index Fund	705,693
16,403	iShares MSCI Pacific ex-Japan Index Fund	749,617
44,000	PowerShares International Dividend Achievers Portfolio	672,760
42,634	Vanguard Global ex-U.S. Real Estate ETF	2,254,912
		5,299,062

	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,188,617)	8,555,152

	MONEY MARKET FUND - 2.88%
379,667	BlackRock Liquidity Funds T-Fund Portfolio - 0.03% *	379,667
	TOTAL SHORT-TERM INVESTMENTS (Cost - $379,667)

	TOTAL INVESTMENTS - 99.40% (Cost - $12,626,477) (a)	$ 13,101,200
	ASSETS LESS OTHER LIABILITIES - 0.60%	79,152
	NET ASSETS - 100.00%	$ 13,180,352

*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on October 31, 2012.
(a)	Represents cost for financial reporting purposes. The cost for federal income tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 665,804
	Unrealized depreciation	(191,081)
	Net unrealized appreciation	$ 474,723

See accompanying notes to financial statements

EAS Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2012
	EAS Alternatives Fund	EAS Trademark Capital Global Fund
ASSETS
Investment securities:
At cost	$ 18,304,941	$ 12,626,477
At value	$ 18,824,631	$ 13,101,200
Receivable for Fund shares sold	-	62,353
Dividends and interest receivable	10,676	2,382
Prepaid expenses and other assets	61,865	29,516
TOTAL ASSETS	18,897,172	13,195,451

LIABILITIES
Investment advisory fees payable	10,838	9,284
Fees payable to other affiliates	11,533	3,205
Fund shares repurchased	14,389	-
Distribution (12b-1) fees payable	1,898	2,324
Accrued expenses and other liabilities	1,452	286
TOTAL LIABILITIES	40,110	15,099
NET ASSETS	$ 18,857,062	$ 13,180,352

Net Assets Consist Of:
Paid in capital	$ 22,572,387	$ 18,126,902
Undistributed net investment income	950,431	759,607
Accumulated net realized loss from security transactions and options written	(5,185,445)	(6,180,880)
Net unrealized appreciation of investments	519,689	474,723
NET ASSETS	$ 18,857,062	$ 13,180,352

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 5,556,712	$ 9,573,053
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	650,709	1,032,911
Net asset value, redemption price per share (Net assets/Shares of Beneficial Interest) (a)	$ 8.54	$ 9.27
Maximum Offering price per share
(Net asset value plus maximum sales charge of 5.50%)	$ 9.04	$ 9.81

Class C Shares:
Net Assets	$ 737,245	$ 172,421
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	88,940	18,598
Net asset value, redemption price per share (Net assets/Shares of Beneficial Interest) (a)	$ 8.29	$ 9.27

Class I Shares:
Net Assets	$ 12,563,105	$ 3,434,878
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,456,043	369,345
Net asset value, redemption price per share (Net assets/Shares of Beneficial Interest) (a)	$ 8.63	$ 9.30

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.
See accompanying notes to financial statements

EAS Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2012
	EAS Alternatives Fund	EAS Trademark Capital Global Fund
INVESTMENT INCOME
Dividends	$ 380,033	$ 109,165
Interest	10	13
TOTAL INVESTMENT INCOME	380,043	109,178

EXPENSES
Investment advisory fees	96,508	49,058
Administrative services fees	18,148	2,016
Distribution (12b-1) fees:
Class A	7,193	7,888
Class C	4,538	1,293
Registration fees	22,685	15,123
Transfer agent fees	21,173	5,042
Accounting services fees	14,518	14,518
Professional fees	13,612	12,604
Compliance officer fees	9,325	1,260
Printing and postage expenses	8,823	-
Custodian fees	6,547	5,481
Non 12b-1 shareholder servicing expense	4,537	504
Trustees' fees and expenses	3,025	3,025
Other expenses	2,017	2,016
Insurance expense	252	50
TOTAL EXPENSES	232,901	122,399

Fees waived by Advisor	(56,684)	(24,212)
NET EXPENSES	176,217	98,187

NET INVESTMENT INCOME	203,826	10,991

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from investments	(256,776)	(345,738)
Net change in unrealized appreciation/(depreciation) from investments	(155,828)	573,090

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(412,604)	227,352

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (208,778)	$ 238,343

See accompanying notes to financial statements

EAS Funds
STATEMENTS OF CHANGES IN NET ASSETS

	EAS Alternatives Fund		EAS Trademark Capital Global Fund

	For the		For the
	Six-Months Ended	For the	Six-Months Ended	For the
	October 31, 2012	Year Ended	October 31, 2012	Period Ended
	(Unaudited)	April 30, 2012	(Unaudited)	April 30, 2012
FROM OPERATIONS
Net investment income	$ 203,826	$ 861,320	$ 10,991	$ 180,717
Net realized (loss) from investments	(256,776)	(6,422,487)	(345,738)	(5,816,282)
Distribution of realized gains from underlying investment companies	-	1,534,658	-	615,115
Net change in unrealized appreciation/(depreciation) on investments	(155,828)	(6,635,398)	573,090	(2,641,674)
Net increase / (decrease) in net assets resulting from operations	(208,778)	(10,661,907)	238,343	(7,662,124)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	-	(1,479,622)	-	-
Class C	-	(200,359)	-	-
Class I	-	(6,661,747)	-	-
Net decrease in net assets from distributions to shareholders	-	(8,341,728)	-	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	919,027	3,814,687	9,420,933	570,034
Class C	6,600	384,105	-	566,937
Class I	2,488,480	25,333,325	3,270,663	8,639,559
Net asset value of shares issued in
reinvestment of distributions to shareholders:
Class A	-	1,058,679	-	-
Class C	-	126,031	-	-
Class I	-	2,127,216	-	-
Redemption fee proceeds:
Class A	84	1,512	28	-
Class C	13	183	1	-
Class I	209	3,688	14	136
Payments for shares redeemed:
Class A	(2,213,149)	(22,377,207)	(500,780)	(5,055,614)
Class C	(519,927)	(1,126,699)	(320,984)	(643,749)
Class I	(3,306,860)	(78,221,335)	(1,737,475)	(67,472,662)
Net increase/(decrease) in net assets from shares of beneficial interest	(2,625,523)	(68,875,815)	10,132,400	(63,395,359)

TOTAL INCREASE/DECREASE IN NET ASSETS	(2,834,301)	(87,879,450)	10,370,743	(71,057,483)

NET ASSETS
Beginning of Period	21,691,363	109,570,813	2,809,609	73,867,092
End of Period *	$ 18,857,062	$ 21,691,363	$ 13,180,352	$ 2,809,609
* Includes accumulated undistributed net investment income of:	$ 950,431	$ 746,605	$ 759,607	$ 748,616

See accompanying notes to financial statements

EAS Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	EAS Alternatives Fund		EAS Trademark Capital Global Fund

	For the		For the
	Six-Months Ended	For the	Six-Months Ended	For the
	October 31, 2012	Year Ended	October 31, 2012	Period Ended
SHARE ACTIVITY	(Unaudited)	April 30, 2012	(Unaudited)	April 30, 2012
Class A:
Shares Sold	107,552	389,955	1,034,061	55,040
Shares Reinvested	-	128,758	-	81
Shares Redeemed	(264,103)	(2,427,545)	(54,640)	(503,781)
Net increase/(decrease) in shares of beneficial interest outstanding	(156,550)	(1,908,832)	979,421	(448,660)
Class C:

Shares Sold	800	41,263	-	53,591
Shares Reinvested	-	15,688	-	-
Shares Redeemed	(64,345)	(127,606)	(34,989)	(66,115)
Net decrease in shares of beneficial interest outstanding	(63,545)	(70,655)	(34,989)	(12,524)
Class I:

Shares Sold	294,938	2,588,914	363,796	821,877
Shares Reinvested	-	256,510	-	-
Shares Redeemed	(390,882)	(8,851,504)	(187,619)	(6,751,717)
Net increase/(decrease) in shares of beneficial interest outstanding	(95,944)	(6,006,080)	176,177	(5,929,840)

See accompanying notes to financial statements

EAS Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	EAS Alternatives Fund								EAS Trademark Capital Global Fund
	Class A								Class A
	For the								For the
	Six Months Ended		For the	For the	For the		For the		Six Months Ended		For the	For the
	October 31		Year Ended	Year Ended	Year Ended		Period Ended		October 31		Year Ended	Period Ended
	2012		April 30,	April 30,	April 30,		April 30,		2012		April 30,	April 30,
	(Unaudited)		2012	2011	2010		2009 (1)		(Unaudited)		2012 (2)	2011 (2)

Net asset value, beginning of year or period	$ 8.60		$ 10.40	$ 9.77	$ 8.73		$ 10.00		$ 9.55		$ 11.05	$ 10.00

Activity from investment operations:
Net investment income (loss) (3)	0.08		0.19	(0.05)	(0.07)		(0.06)		0.01		0.18	(0.10)
Net realized and unrealized gain (loss)
on investments	(0.14)		(0.98)	0.82	1.11		(1.15)		(0.29)		(1.68)	1.18
Total from investment operations	(0.06)		(0.79)	0.77	1.04		(1.21)		(0.28)		(1.48)	1.08

Paid-in-capital from redemption fees (4)	0.00		0.00	0.00	0.00		0.00		0.00		0.00	0.00

Less distributions from:
Net investment income	-		-	-	-		(0.03)		-		-	(0.03)
Excess of net investment income	-		-	-	-		(0.03)		-		-	-
Net realized gains	-		(1.01)	(0.14)	-		-		-		-	-	(4)
Total distributions	-		(1.01)	(0.14)	-		(0.06)		-		-	(0.03)

Net asset value, end of year or period	$ 8.54		$ 8.60	$ 10.40	$ 9.77		$ 8.73		$ 9.27		$ 9.55	$ 11.05

Total return (5)	(0.70%)	(6)	(7.14)%	7.93%	11.91%		(12.13%)	(6)	(2.93%)	(6)	(13.57)%	10.88%	(6)

Net assets, end of year or period (000s)	$ 5,557		$ 6,943	$ 28,242	$ 36,118		$ 13,903		$ 9,573		$ 447	$ 5,474

Ratio of gross expenses to average
net assets (7)	2.54%	(8)	1.77%	1.64%	1.63%		2.34%	(8)	2.22%	(8)	1.97%	2.27%	(8)

Ratio of net expenses to average
net assets (7)	1.95%	(8)	1.77%	1.64%	1.72%	(9)	1.95%	(8)	1.95%	(8)	1.97%	1.95%	(8)

Ratio of net investment income (loss) to
average net assets (10)	1.90%	(8)	2.03%	(0.51)%	(0.74)%		(0.9)%	(8)	0.19%	(8)	1.78%	(1.39)%	(8)

Portfolio Turnover Rate	138%	(6)	384%	147%	144%		387%	(6)	227%	(6)	350%	68%	(6)

(1)	The EAS Alternatives Fund commenced operations on August 14, 2008.
(2)	The EAS Trademark Capital Global Fund commenced operations on August 31, 2010.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Represents less than $0.01 per share.
(5)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(6)	Not Annualized.
(7)	The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of underlying investments companies in which the Fund invests.

(8)	Annualized.
(9)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(10)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements

EAS Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	EAS Alternatives Fund									EAS Trademark Capital Global Fund
	Class C									Class C
	For the									For the
	Six Months Ended		For the	For the		For the		For the		Six Months Ended		For the	For the
	October 31		Year Ended	Year Ended		Year Ended		Period Ended		October 31		Year Ended	Period Ended
	2012		April 30,	April 30,		April 30,		April 30,		2012		April 30,	April 30,
	(Unaudited)		2012	2011		2010		2009 (1)		(Unaudited)		2012 (2)	2011 (2)

Net asset value, beginning of year or period	$ 8.38		$ 10.24	$ 9.69		$ 8.72		$ 10.00		$ 9.59		$ 11.08	$ 10.00

Activity from investment operations:
Net investment income (loss) (3)	0.04		0.15	(0.12)		(0.14)		(0.09)		(0.03)		0.43	(0.18)
Net realized and unrealized gain (loss)
on investments	(0.13)		(1.00)	0.81		1.11		(1.14)		(0.29)		(1.92)	1.26
Total from investment operations	(0.09)		(0.85)	0.69		0.97		(1.23)		(0.32)		(1.49)	1.08

Paid-in-capital from redemption fees	0.00	(4)	0.00	0.00	(4)	-		-		0.00	(4)	0.00	0.00	(4)

Less distributions from:
Net investment income	-		-	-		-		(0.02)		-		-	-
Excess of net investment income	-		-	-		-		(0.03)		-		-	-
Net realized gains	-		(1.01)	(0.14)		-		-		-		0.00	0.00	(4)
Total distributions	-		(1.01)	(0.14)		-		(0.05)		-		-	-

Net asset value, end of year or period	$ 8.29		$ 8.38	$ 10.24		$ 9.69		$ 8.72		$ 9.27		$ 9.59	$ 11.08

Total return (5)	(1.07%)	(6)	(7.86%)	7.17%		11.12%		(12.33%)	(6)	(3.34%)	(6)	(13.45)%	10.80%	(6)

Net assets, end of year or period (000s)	$ 737		$ 1,278	$ 2,284		$ 1,717		$ 386		$ 172		$ 514	$ 732

Ratio of gross expenses to average
net assets (7)	3.28%	(8)	2.57%	2.39%		2.38%		3.09%	(8)	4.23%	(8)	3.37%	3.02%	(8)

Ratio of net expenses to average
net assets (7)	2.70%	(8)	2.57%	2.39%		2.44%	(9)	2.70%	(8)	2.70%	(8,9)	2.78%	2.70%	(8)

Ratio of net investment income (loss) to
average net assets (10)	1.02%	(8)	1.69%	(1.23)%		(1.46)%		(1.47)%	(8)	(0.71)%	(8)	4.36%	(2.44)%	(8)

Portfolio Turnover Rate	138%	(6)	384%	147%		144%		387%	(6)	227%	(6)	350%	68%	(6)

(1)	The EAS Alternatives Fund commenced operations on August 14, 2008.
(2)	The EAS Trademark Capital Global Fund commenced operations on August 31, 2010.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Represents less than $0.01 per share.
(5)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(6)	Not Annualized.
(7)	The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of underlying investments companies in which the Fund invests.
(8)	Annualized.
(9)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(10)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements

EAS Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	EAS Alternatives Fund								EAS Trademark Capital Global Fund
	Class I								Class I
	For the								For the
	Six Months Ended		For the	For the	For the		For the		Six Months Ended		For the	For the
	October 31		Year Ended	Year Ended	Year Ended		Period Ended		October 31		Year Ended	Period Ended
	2012		April 30,	April 30,	April 30,		April 30,		2012		April 30,	April 30,
	(Unaudited)		2012	2011	2010		2009 (1)		(Unaudited)		2012 (2)	2011 (2)

Net asset value, beginning of year or period	$ 8.68		$ 10.46	$ 9.80	$ 8.74		$ 10.00		$ 9.57		$ 11.05	$ 10.00

Activity from investment operations:
Net investment income (loss) (3)	0.10		0.34	(0.03)	(0.05)		0.04		0.01		0.27	(0.09)
Net realized and unrealized gain (loss)
on investments	(0.15)		(1.11)	0.83	1.11		(1.24)		(0.28)		(1.75)	1.18
Total from investment operations	(0.05)		(0.77)	0.80	1.06		(1.20)		(0.27)		(1.48)	1.09

Paid-in-capital from redemption fees (4)	0.00		0.00	0.00	0.00		0.00		0.00		0.00	0.00

Less distributions from:
Net investment income	-		-	-	-		(0.03)		-		(0.04)	(0.04)
Excess of net investment income	-		-	-	-		(0.03)		-		-	-
Net realized gains	-		(1.01)	(0.14)	-		-		-		0.00	0.00	(4)
Total distributions	-		(1.01)	(0.14)	-		(0.06)		-		(0.04)	(0.04)

Net asset value, end of year or period	$ 8.63		$ 8.68	$ 10.46	$ 9.80		$ 8.74		$ 9.30		$ 9.57	$ 11.05

Total return (5)	(0.58%)	(6)	(6.90)%	8.21%	12.13%		(12.01%)	(6)	(2.82%)	(6)	(13.39)%	10.94%	(6)

Net assets, end of year or period (000s)	$ 12,563		$ 13,471	$ 79,045	$ 73,076		$ 43,510		$ 3,435		$ 1,849	$ 67,661

Ratio of gross expenses to average
net assets (7)	2.29%	(8)	1.49%	1.39%	1.38%		1.70%	(8)	2.42%	(8)	1.54%	2.02%	(8)

Ratio of net expenses to average
net assets (7)	1.70%	(8)	1.49%	1.39%	1.47%	(9)	1.70%	(8)	1.70%	(8,9)	1.54%	1.70%	(8)

Ratio of net investment income (loss) to
average net assets (10)	2.29%	(8)	3.57%	(0.26)%	(0.50)%		0.70%	(8)	0.29%	(8)	2.57%	(1.24)%	(8)

Portfolio Turnover Rate	138%	(6)	384%	147%	144%		387%	(6)	227%	(6)	350%	68%	(6)

(1)	The EAS Alternatives Fund commenced operations on August 14, 2008.
(2)	The EAS Trademark Capital Global Fund commenced operations on August 31, 2010.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Represents less than $0.01 per share.
(5)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(6)	Not Annualized.
(7)	The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of underlying investments companies in which the Fund invests.
(8)	Annualized.
(9)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(10)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements

EAS Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2012

1.

ORGANIZATION

The EAS Funds (each a “Fund”, collectively the “Funds”) is comprised of two different active managed funds.  Each Fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The EAS Alternatives Fund (the “Alternatives Fund”) commenced operations on August 14, 2008 and the EAS Trademark Capital Global Fund (the “Trademark Fund”) commenced operations on August 31, 2010.  The investment objective of each Fund is as follows:

Fund

Primary Objective

Alternatives Fund

Preservation and growth of capital

Trademark Capital Global Fund

            Long-Term growth of capital

Each Fund currently offers three classes of shares; Class A, Class C and Class I shares.  Class C and I shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.50%.  There are no sales charges on reinvested distributions. If you invest in more than one class of a Fund, you should notify the Funds of your combined Class A purchase amount in order to determine whether you qualify for a reduced sales charge.  You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of "Right of Accumulation" and "Letter of Intent" in the Funds’ prospectus.

You may be able to buy Class A Shares without a sales charge (i.e. “load-waived”) when you are:

•

reinvesting dividends or distributions;

•

participating in an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm for portfolio management or brokerage services;

•

exchanging an investment in Class A Shares of another fund for an investment in a Fund;

•

a current or former director or trustee of the Trust;

•

an employee (including the employee’s spouse, domestic partner, children, grandchildren, parents, grandparents, siblings, and any independent of the employee, as defined in section 152 of the Internal Revenue Code) of the Funds’ Advisor or its affiliates or of a broker-dealer authorized to sell shares of such funds; or

•

purchasing shares through the Funds’Advisor; or

•

purchasing shares through a financial services firm (such as a broker-dealer, investment Advisor or financial institution) that has a special arrangement with a Fund.

Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, ongoing service fees and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Funds’income, expenses (other than class specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

EAS Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2012

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

EAS Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2012

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2012 for the Funds’ assets and liabilities measured at fair value:

EAS Alternatives Fund

Assets *	Level 1	Level 2	Level 3	Total
Open Ended Mutual Funds	$ 18,211,532	$ -	$ -	$ 18,211,532
Money Market Funds	613,099	-	-	613,099
Total	$ 18,824,631	$ -	$ -	$ 18,824,631

EAS Trademark Capital Global Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 4,166,381	$ -	$ -	$ 4,166,381
Exchange Traded Funds	8,555,152	-	-	8,555,152
Money Market Funds	379,667	-	-	379,667
Total	$ 13,101,200	$ -	$ -	$ 13,101,200

The Funds did not hold any Level 3 securities during the period.

There were no significant transfers into or out of Level 1 and 2 during the current period presented.  It is the Fund’s policy to     recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  The accounting records are maintained in U.S. dollars.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Options transactions - The Funds may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio and to generate income or gain for the Funds.  The ability of the Funds to successfully utilize options will depend on the Advisor’s ability to predict pertinent market movements, which cannot be assured.  The Funds will comply with applicable regulatory requirements when implementing these techniques and instruments.

EAS Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2012

The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Federal income tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011), for the Alternatives Fund or expected to be taken in each Fund’s 2012 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the six-months ended October 31, 2012, cost of purchases and proceeds from sales of Fund securities, other than short-term investments amounted to the following:

Fund

Purchases

Sales

Alternatives Fund

            $ 25,834,671

             $ 28,866,808

Trademark Capital Global Fund

$ 28,592,219

 $ 18,875,240

EAS Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2012

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds.  Emerald Asset Advisors, LLC serves as the Funds’Investment Advisor (the “Advisor”).  The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Alternatives Fund’s average daily net assets, and 1.00% of Trademark Capital Global Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 31, 2013, to waive a portion of its advisory fee and has agreed to reimburse each of the Funds for other expenses to the extent necessary so that the total expenses incurred by each Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds or extraordinary expenses, such as litigation) do not exceed 1.95%, 2.70% and 1.70% per annum of each Fund’s average daily net assets for Class A, Class C and Class I shares, respectively.  During the six-months ended October 31, 2012 the Advisor waived fees totaling $56,684 for the Alternatives Fund and $24,212 for the Trademark Capital Global Fund.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund's Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than 1.95%, 2.70% and 1.70% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.95%, 2.70% and 1.70% of average daily net assets for Class A, Class C and Class I shares, respectively. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed 1.95%, 2.70% and 1.70% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of October 31, 2012 there was $56,684 of fees waivers subject to recapture by the Advisor through April 30, 2016 on the Alternatives Fund. As of October 31, 2012 there was $24,212 of fees waivers subject to recapture by the Advisor through April 30, 2016 and $5,792 of fees waivers subject to recapture by the Advisor through April 30, 2015 on the Trademark Capital Global Fund.

The Board has adopted, on behalf of the Funds, a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets for Class A shares (of which up to 0.25% is a shareholder service fee) and 1.00% of its average daily net assets for Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder service fee) is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  During the six-months ended October 31, 2012, pursuant to the Plan, EAS Alternatives Fund Class A shares paid $7,193 and Class C shares paid $4,538 and EAS Trademark Capital Global Fund Class A shares paid $7,888 and Class C shares paid $1,293.

The Distributor acts as the Funds’principal underwriter in a continuous public offering of the Funds’shares and is an affiliate of GFS.

Trustees - Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

EAS Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2012

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) -  Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

5.  REDEMPTION FEE

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund from which the redemption is made.  For the six months ended October 31, 2012, the Alternatives Fund assessed $84, $13, and $209 for Class A, Class C, and Class I shares, respectively.  For the six months ended October 31, 2012, the Trademark Capital Global Fund assessed $28, $1, and $14 for Class A, Class C, and Class I shares, respectively.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the period ended April 30, 2012 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain
Alternatives Fund	$ 265,309	$ 8,076,419
Trademark Capital Global Fund	-	-

The tax character of fund distributions for the period ended April 30, 2011 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain
Alternatives Fund	$ -	$ 1,351,594
Trademark Capital Global Fund	14,016	-

As of April 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital	Post October	Unrealized	Total
	Ordinary	Long-Term	Loss	& Late Year	Appreciation/	Accumulated
	Income	Gains	Carry Forwards	Losses	(Depreciation)	Earnings/(Deficits)
Alternatives Fund	$ 746,605	$ -	$ (3,038,654)	$ (1,886,161)	$ 671,663	$ (3,506,547)
Trademark Capital Global Fund	747,276	-	(3,496,774)	(2,334,500)	(100,895)	(5,184,893)

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and adjustments for return of capital distributions by C corporations.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to adjustments for return of capital distributions by C corporations.

EAS Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2012

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

Capital
Losses
Alternatives Fund	$ 1,886,161
Trademark Capital Global Fund	2,334,500

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Funds.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  At April 30, 2012, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total	Expiration
Alternative Fund	$ 3,038,654	$ -	$ 3,038,654	Non-expiring
Trademark Capital Global Fund	3,496,774	-	3,496,774	Non-expiring

Permanent book and tax differences, primarily attributable to the reclass of distributions, adjustments for grantor trusts and return of capital distributions from C corporations, resulted in reclassification for the period ended April 30, 2012 as follows:

Accumulated Net Realized Gain
	Paid in	Undistributed Net	from Security Transactions
	Capital	Investment Income	and Options Written
Alternatives Fund	$ 313,928	$ (146,242)	$ (167,686)
Trademark Capital Global Fund	76,574	555,539	(632,113)

7.    NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Funds financial statements.

8.    SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

EAS Funds

EXPENSE EXAMPLES

October 31, 2012 (Unaudited)

As a shareholder of a Fund in The EAS Funds, you incur two types of costs: (1) transaction costs including redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the EAS Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months from May 1, 2012 through October 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the EAS Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Expenses Paid During Period*	Ending Account Value 10/31/12	Expenses Paid During Period*
EAS Alternatives Fund Class A	1.95%	$1,000.00	$993.00	$ 9.80	$1,015.38	$ 9.91
EAS Alternatives Fund Class C	2.70%	$1,000.00	$989.30	$ 13.54	$1,011.59	$ 13.69
EAS Alternatives Fund Class I	1.70%	$1,000.00	$994.20	$ 8.55	$1,016.64	$ 8.64
			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Expenses Paid During Period*	Ending Account Value 10/31/12	Expenses Paid During Period
EAS Trademark Capital Global Fund Class A	1.95%	$1,000.00	$970.70	$ 9.69	$1,015.38	$ 9.91
EAS Trademark Capital Global Fund Class C	2.70%	$1,000.00	$966.60	$ 13.38	$1,011.59	$ 13.69
EAS Trademark Capital Global Fund Class I	1.70%	$1,000.00	$971.80	$ 8.45	$1,016.64	$ 8.64

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Approval of Advisory Agreement – EAS Funds (Unaudited) *

At a meeting of the Board of Trustees on May 22, 2012, the Board, including the “Independent Trustees” (those who are not an “interested person,” as defined under the Investment Company Act of 1940, as amended, of the Trust, Emerald or Trademark) deliberated whether to approve the New Advisory Agreement with Emerald.  In determining to approve the New Advisory Agreement, the Trustees considered written materials provided by Emerald (the “Report”) that had been provided to the Board prior to the meeting.  These materials included information on: the investment performance of the Fund; the overall organization of the adviser; any changes in investment management staffing; and current financial information.

In their consideration of the proposed New Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the New Advisory Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of Emerald’s capabilities and the experience of its personnel.  The Trustees noted that upon approval of the New Advisory Agreement and the Sub-Advisory Agreement, Emerald would contract with Trademark to implement the Fund’s investment strategies, and Emerald would execute the Fund’s trades based on Trademark’s recommendations.  The Trustees concluded that Emerald has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  With respect to the Fund’s performance, the Board noted that the Fund’s 1-year performance from 2011 to 2012 was low for its peer group and that the Fund’s performance was below average for its peer group since the Fund’s inception.  This noted, the Board also considered the steps that Emerald has taken to improve its performance.  The Board noted that Emerald has replaced the Fund’s lead portfolio manager, developed new investment strategies, and is proposing to hire a sub-adviser to advise on execution of the new strategy.  In light of this, the Board was satisfied with the steps that Emerald is taking to improve the Fund’s performance.

Fees and Expenses.  The Board noted that the New Advisory Agreement would charge an annual fee for the Fund equal to 1.00% of the Fund’s average daily net assets, and that this fee was higher than the Current Advisory Agreement.  The Trustees also notes that the expense limitation agreement between the Fund and Emerald would not change in spite of the increase in Fund expenses.  However, the Board also noted that notwithstanding the fee increase, the fee was still below the average fee charged by other funds in the Fund’s peer group.  The Trustees concluded that the Fund’s advisory fee and expense ratios were reasonable.

Economies of Scale.  The Board, including the Independent Trustees, considered whether there will be economies of scale with respect to the management of the Fund and whether there is potential for realization of any further economies of scale.  It was noted that because of the relatively small size of the Fund, economies of scale were not a relevant consideration at this time.  However, the Board concluded that Emerald’s willingness to consider breakpoints in the future once the Fund reaches a certain level of assets was satisfactory.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by Emerald in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits realized by Emerald from other activities related to the Fund.  The Trustees agreed that excess profitability was not a concern at this time.

Conclusion.  Having requested and received such information from Emerald as the Board believed to be reasonably necessary to evaluate the terms of the New Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, determined that the proposed New Advisory Agreement was in the best interests of the Fund and their shareholders.  Accordingly, the Board of Trustees, by separate vote of the Independent Trustees and the entire Board of Trustees, unanimously approved the New Advisory Agreement and voted to recommend it to shareholders for approval.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Approval of Sub-Advisory Agreement – EAS Funds (Unaudited) *

At a meeting of the Board of Trustees on May 22, 2012, the Board, including the Independent Trustees, deliberated whether to approve the Sub-Advisory Agreement with Trademark. In determining to approve the Sub-Advisory Agreement, the Trustees considered written materials provided by Trademark (the “Report”) that had been provided to the Board prior to the meeting.  These materials included information on: the investment performance of Trademark; the overall organization of the sub-adviser; any changes in investment management staffing; and current financial information.

In their consideration of the proposed Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of Trademark’s capabilities and the experience of its personnel.  The Trustees noted that Trademark’s portfolio managers each have extensive backgrounds in portfolio management, and that they each have an extensive experience with technical analysis.  The Trustees also noted the portfolio manager’s emphasis on risk management and focus on understanding the market environment.  The Trustees also noted that Trademark had hired a consultant to assist its Chief Compliance Officer in performing her duties.

Further, the Trustees noted that Trademark pays expenses incurred by it in connection with acting as investment sub-adviser to the Fund, including expenses related to all employees, office space, and facilities.  The Adviser to the Fund responded to a series of questions from the Board regarding Trademark’s investment approach, risk management methods and compliance policies.  The Trustees concluded that, overall, they were satisfied with the nature, extent, and quality of the services that would be provided to the Fund under the Sub-Advisory Agreement.

Performance.  Because Trademark had not yet managed the Fund, the Board could not consider Trademark’s investment performance with respect to the Fund.  However, as to the investment performance of Trademark, the Board did consider the investment performance for Trademark’s Separately Managed Account Growth Portfolio, a composite of accounts currently managed by Trademark, compared to the S&P 500’s performance.  Based upon their review, the Trustees concluded that Trademark’s performance managing separate accounts was reasonable.

Fees and Expenses.  The Board considered the sub-advisory fee to be paid by Emerald and the impact of those fees on the advisory fees.  The Board also considered whether the sub-advisory fee was sufficient to incentivize Trademark.  Following the discussion, the Board concluded that Trademark’s proposed sub-advisory fee was reasonable.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  The Board noted that the Sub-Advisory Agreement contains a breakpoint.  The Board recalled their consideration of this factor with respect to approval of the New Advisory Agreement.  It was noted that because of the relatively small size of the Fund, economies of scale were not a relevant consideration at this time.  However, the Board concluded that Emerald’s willingness to consider breakpoints in the future once the Fund reaches a certain level of assets was satisfactory.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by Trademark in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for their services to the Fund. The Trustees agreed that excess profitability was not a concern at this time.

Conclusion.  Having requested and received such information from Trademark as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, determined that the proposed Sub-Advisory Agreement was in the best interests of the Fund and their shareholders.  Accordingly, the Board of Trustees, by separate vote of the Independent Trustees and the entire Board of Trustees, unanimously approved the Sub-Advisory Agreement and voted to recommend it to shareholders for approval.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-EAS-0757 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-EAS-0757.

INVESTMENT ADVISOR

Emerald Asset Advisors, LLC

2843 Executive Park Drive

Weston, FL 33331

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

LEGAL COUNSEL

Thompson Hine, LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/10/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/10/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/10/13